GENERAL (Schedule of Statements of Income and Balance Sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue	$ 794	[1]	$ 1,853	$ 6,501
Cost of revenues	1,034	[1]	1,453	4,205
Gross profit (loss)	(240)	[1]	400	2,296
Operating expenses	310	[1]	1,896	7,124
Operating loss	550	[1]	1,496	4,828
Financial income (expense), net	16	[1]	130	(19)
Gain on disposal of the discontinued operations	250	[1]
Loss before taxes on income	284	[1]	1,366	4,847
Taxes benefit		[1]		570
Total net Loss on discontinued operations	284	[1]	1,366	$ 4,277
Cash and cash equivalents	146		163
Restricted cash			10
Trade receivables	1		827
Other accounts receivable and prepaid expenses			260
Property and equipment, net	4		41
Total assets of discontinued operations	151		1,301
Trade payables	265		980
Accrued expenses and other liabilities	305		400
Total liabilities of discontinued operations	$ 570		$ 1,380

[1]	Represent the results of the discontinued operations until their disposal.